Accrued expenses and other current liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses and other current liabilities
Payables to merchants and other partners	¥ 4,478,325	¥ 4,337,336	¥ 2,320,059	¥ 1,668,930
Employee compensation and welfare payable	2,325,295	2,410,332	1,821,969	2,253,437
Tax payables	2,059,843	1,658,525	1,127,818	1,645,335
Payables and accruals for other cost and expenses	2,614,514	2,383,335	2,267,850	2,302,221
Deposits	1,411,875	1,414,683	1,389,362	1,423,970
Payables related to promotion and advertising expenses	1,188,268	1,140,401	850,376	859,331
Deferred revenue and customer advances	685,846	905,524	569,032	550,070
Payables related to property and equipment	433,668	283,889	298,550	358,464
Other current financial liabilities measured at FVTPL	427,208	32,971
Others	1,147,778	1,213,665	1,086,638	1,183,860
Total	¥ 16,772,620	¥ 15,780,661	¥ 11,731,654	¥ 12,245,618